FAIR VALUE OF FINANCIAL INSTRUMENTS - Financial Instrument Classification, Footnotes (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of carrying value and fair value of assets and liabilities
Financial assets pledged as collateral for liabilities or contingent liabilities	$ 14,000	$ 10,100
Financial assets	61,175	44,558
Accounts payable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial instruments designated as hedging instruments, at fair value	2,100	1,500
Accounts receivable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	19,880	15,318
Financial instruments designated as hedging instruments, at fair value	$ 3,000	$ 1,100